ASSETS HELD FOR SALE AND INVENTORIES, NET	12 Months Ended
Dec. 31, 2025
ASSETS HELD FOR SALE AND INVENTORIES, NET
ASSETS HELD FOR SALE AND INVENTORIES, NET
NOTE 7. ASSETS HELD FOR SALE AND INVENTORIES, NET
The breakdown of inventories and assets held for sale, net of the Cibest Corporate Group is as follows:

Assets held for sale and inventories	December 31, 2025 (1)	December 31, 2024
In millions of COP
Inventories, net	656,019	932,657
Assets held for sale, net	10,342	173,742
Total assets held for sale and inventories, net	666,361	1,106,399
(1) The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale as of December 18, 2025, which recorded inventories of COP 129,046, impairment of COP 4,385, and assets held for sale of COP 124,660, which were reclassified to Assets related to investments in subsidiaries held for sale. For more information, see Note 1. Reporting Entity, Note 2.D12. Material accounting policies – Assets held for sale and discontinued operations, and Note 31. Discontinued Operation.
7.1. Inventories
Due to the nature of the financial services provided by some subsidiaries of the Cibest Corporate Group, assets provided through operating or financial leases to third parties that do not exercise the purchase option or that do not have a purchase option, are recorded as inventories once the agreement expires, considering that in the course of the ordinary activities performed by such subsidiaries, those assets are routinely sold.
In addition, the Cibest Corporate Group companies have a business unit that develops real estate, which are sold in the ordinary course of business and are classified as inventories.

The Cibest Corporate Group inventories at December 31, 2025, and 2024, are summarized as follows:

Inventories	December 31, 2025 (1)	December 31, 2024
In millions of COP
Lands and buildings(2)	457,482	576,556
Vehicles(3)	182,745	365,173
Machinery and others(4)	41,335	32,166
Total inventory cost	681,562	973,895
Impairment	(25,543)	(41,238)
Total inventories, net	656,019	932,657
(1)The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For further information, see Note 1, Reporting Entity; Note 2.D12, Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31, Discontinued Operation.
(2)The decrease corresponds mainly to Fondo Inmobiliario Colombia, which is associated with autonomous trusts that develop projects to sell real estate units.
(3) The variation corresponds mainly to Bancolombia due to higher vehicle sales during 2025.
(4) The increase corresponds mainly to income from machinery and equipment received in processes with customers.

As of December 31, 2025, Banistmo S.A. (subsidiary classified as an asset held for sale) had a inventory cost of COP 129,046 and impairment of COP 4,385. For more information, see Note 31. Discontinued operations.
Impairment is recognized based on market price fluctuation due to the fact that the fair value is determined by the offering price less cost to sell.
There are one hundred twenty-nine thousand forty-six inventories pledged as collateral for liabilities as of December 31, 2025, and 2024.
7.2. Assets held for sale
The assets recognized by the Cibest Corporate Group as assets held for sale correspond to machinery, equipment, motor vehicles, and technology, among others that have been received as assets received in lieu of payment.
These assets are subject to a current plan for their sale, which contains the details of the selling price allocation and the advertising and marketing plan. Furthermore, the plan specifies the conditions to proceed with the selling process.
The total balance of assets held for sale, by operating segment, are detailed below:
As of December 31, 2025

Assets held for sale	Banking Colombia	Banking El Salvador	Banking Guatemala	Total (1)
In millions of COP
Machinery and equipment	5,622	-	-	5,622
Cost	5,658	-	-	5,658
Impairment	(36)	-	-	(36)
Real estate for residential purposes	1,909	1,168	1,507	4,584
Cost	1,909	1,168	1,507	4,584
Impairment	-	-	-	-
Real estate different from residential properties	136	-	-	136
Cost	136	-	-	136
Impairment	-	-	-	-
Total assets held for sale - cost	7,703	1,168	1,507	10,378
Total assets held for sale - impairment	(36)	-	-	(36)
Total assets held for sale	7,667	1,168	1,507	10,342
(1) The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For further information, see Note 1, Reporting Entity; Note 2.D12, Significant Accounting Policies – Assets Held for Sale and Discontinued Operations; and Note 31, Discontinued Operation.

For 2025 there are four thousand three hundred eighty-five assets related to investments held for sale.
As of December 31, 2024

Assets held for sale	Banking Colombia	Banking Panama	Banking El Salvador	Banking Guatemala	Total
In millions of COP
Machinery and equipment	5,563	4,522	-	-	10,085
Cost	5,660	4,532	-	-	10,192
Impairment	(97)	(10)	-	-	(107)
Real estate for residential purposes	2,887	111,983	6,349	12,644	133,863
Cost	2,887	116,214	6,374	12,673	138,148
Impairment	-	(4,231)	(25)	(29)	(4,285)
Real estate different from residential properties	182	29,612	-	-	29,794
Cost	182	29,787	-	-	29,969
Impairment	-	(175)	-	-	(175)
Total assets held for sale - cost	8,729	150,533	6,374	12,673	178,309
Total assets held for sale - impairment	(97)	(4,416)	(25)	(29)	(4,567)
Total assets held for sale(1)	8,632	146,117	6,349	12,644	173,742
(1)For 2024 there are no assets related to investments held for sale.
Impairment losses are recognized for the difference between the carrying and recoverable amount of the asset.